UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2005

Item 1:	Schedule of Investments

Vanguard Long-Term Investment-Grade Fund Schedule of Investments April 30, 2005
	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (1.0%)

U.S. Government Securities (0.2%)
Financing Corp.	10.700%	10/6/2017		$2,255	$3,481
Financing Corp.	9.650%	11/2/2018		3,350	4,934
Financing Corp.	8.600%	9/26/2019		2,460	3,405

					11,820

Agency Bonds and Notes (0.8%)
Federal Home Loan Mortgage Corp.*	6.250%	7/15/2032		32,800	39,028

Mortgage Backed Securities
Federal National Mortgage Assn.*	15.500%	10/1/2012	(1)	2	2

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $49,864)					50,850

CORPORATE BONDS (88.5%)

Finance (33.9%)
Banking (18.5%)
Abbey National PLC	7.950%	10/26/2029		15,000	20,113
Associates Corp. of North America	6.950%	11/1/2018		5,000	5,880
BB&T Corp.	5.200%	12/23/2015		15,000	15,447
BB&T Corp.	5.250%	11/1/2019		33,100	33,342
Banc One Corp.	7.750%	7/15/2025		25,000	31,559
Banc One Corp.	7.625%	10/15/2026		10,000	12,526
Banc One Corp.	8.000%	4/29/2027		15,000	19,476
Bank of America Corp.	5.375%	6/15/2014		13,400	13,895
Bank of America Corp.	5.125%	11/15/2014		21,725	22,247
Bank of New York Co., Inc.	5.500%	12/1/2017		10,300	10,575
Citigroup, Inc.	6.625%	1/15/2028		25,000	28,729
Citigroup, Inc.	6.625%	6/15/2032		38,000	43,991
Citigroup, Inc.	6.000%	10/31/2033		17,900	19,183
Citigroup, Inc.	5.850%	12/11/2034		11,500	12,226
Commonwealth Bank of Australia	4.650%	6/15/2018	(2)	8,810	8,572
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015		11,750	11,577
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032		28,000	33,974
Deutsche Bank Financial LLC	5.375%	3/2/2015		13,500	14,094
Fifth Third Bank	4.500%	6/1/2018		8,400	7,894
HBOS Treasury Services PLC	6.000%	11/1/2033	(2)	46,500	49,694
HSBC Bank USA	4.625%	4/1/2014		37,700	37,071
HSBC Bank USA	5.875%	11/1/2034		25,700	26,948
ING Bank NV	5.125%	5/1/2015	(2)	32,600	33,155
J.P. Morgan Chase & Co.	5.250%	5/1/2015		37,500	38,208
Mellon Funding Corp.	5.500%	11/15/2018		8,800	9,048
National City Corp.	6.875%	5/15/2019		5,000	5,817
NationsBank Corp.	7.750%	8/15/2015		10,000	12,173
NationsBank Corp.	7.250%	10/15/2025		5,000	6,137
NationsBank Corp.	6.800%	3/15/2028		35,000	41,290
PNC Bank NA	5.250%	1/15/2017		11,500	11,581
Royal Bank of Scotland Group PLC	5.000%	10/1/2014		46,025	45,997
Royal Bank of Scotland Group PLC	4.700%	7/3/2018		26,125	25,233
SunTrust Banks, Inc.	5.450%	12/1/2017		21,000	21,720
SunTrust Banks, Inc.	5.400%	4/1/2020		10,000	10,218
US Bank NA	6.300%	2/4/2014		54,000	59,696
US Bank NA	4.800%	4/15/2015		11,500	11,448
Wachovia Bank NA	4.800%	11/1/2014		13,860	13,717
Wachovia Corp.	6.605%	10/1/2005		30,000	34,279
Wachovia Corp.	4.875%	2/15/2014		13,800	13,748
Wachovia Corp.	5.250%	8/1/2014		26,940	27,718
Wells Fargo & Co.	5.000%	11/15/2014		33,450	33,759
Wells Fargo & Co.	5.375%	2/7/2035		30,000	29,804
Brokerage (2.6%)
Bear Stearns Co., Inc.	4.650%	7/2/2018		10,000	9,391
Goldman Sachs Group, Inc.	6.125%	2/15/2033		55,725	59,661
Merrill Lynch & Co., Inc.	6.875%	11/15/2018		16,000	18,382
Morgan Stanley Dean Witter	4.750%	4/1/2014		24,000	23,257
Morgan Stanley Dean Witter	7.250%	4/1/2032		20,000	24,789
Finance Companies (2.5%)
General Electric Capital Corp.	6.750%	3/15/2032		85,975	102,478
Household Finance Corp.	7.625%	5/17/2032	(2)	21,200	26,623
Insurance (9.9%)
Allstate Corp.	7.500%	6/15/2013		10,000	11,827
Allstate Corp.	6.750%	5/15/2018		20,000	22,810
Allstate Corp.	6.125%	12/15/2032		4,875	5,380
Ambac, Inc.	7.500%	5/1/2023		20,000	23,423
American General Corp.	6.625%	2/15/2029		33,000	35,684
Chubb Corp.	6.800%	11/15/2031		4,000	4,666
Cincinnati Financial Corp.	6.900%	5/15/2028		10,000	11,487
Equitable Cos., Inc.	7.000%	4/1/2028		34,910	41,330
Hartford Life, Inc.	7.375%	3/1/2031		47,500	59,170
John Hancock Mutual Life Insurance Co.	7.375%	2/15/2024	(2)	30,000	35,516
Liberty Mutual Insurance Co.	8.500%	5/15/2025	(2)	28,335	34,345
MBIA, Inc.	7.000%	12/15/2025		7,550	8,682
MBIA, Inc.	7.150%	7/15/2027		5,000	5,837
Massachusetts Mutual Life	7.625%	11/15/2023	(1)(2)	15,970	20,364
Massachusetts Mutual Life	7.500%	3/1/2024	(1)(2)	8,710	11,000
MetLife, Inc.	6.375%	6/15/2034		15,000	16,731
Metropolitan Life Insurance Co.	7.800%	11/1/2025	(2)	35,000	43,431
New York Life Insurance	5.875%	5/15/2033	(2)	52,775	56,382
Prudential Financial, Inc.	5.750%	7/15/2033		23,000	23,687
Travelers Property Casualty Corp.	7.750%	4/15/2026		25,000	30,317
XL Capital Ltd.	6.375%	11/15/2024		11,500	12,366
Other (0.4%)
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	(2)	20,600	20,305

					1,763,080

Industrial (46.7%)
Basic Industry (5.4%)
Aluminum Co. of America	6.750%	1/15/2028		45,000	54,097
BHP Billiton Finance BV	4.800%	4/15/2013		17,500	17,548
Dow Chemical Co.	7.375%	11/1/2029		40,000	50,222
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028		42,100	49,721
International Paper Co.	5.300%	4/1/2015		20,000	19,536
International Paper Co.	6.875%	11/1/2023		10,000	11,018
Morton International, Inc.	9.650%	6/1/2020		10,000	14,113
PPG Industries, Inc.	9.000%	5/1/2021		9,750	13,111
Rohm & Haas Co.	7.850%	7/15/2029		25,000	33,137
Weyerhaeuser Co.	7.375%	3/15/2032		15,000	16,019
Capital Goods (5.4%)
Caterpillar, Inc.	6.625%	7/15/2028		39,000	46,088
Caterpillar, Inc.	7.300%	5/1/2031		5,000	6,386
Deere & Co.	6.950%	4/25/2014		18,500	21,405
Deere & Co.	7.125%	3/3/2031		18,680	23,233
Goodrich Corp.	6.800%	2/1/2018		5,115	5,866
Goodrich Corp.	7.100%	11/15/2027		5,025	5,898
Lockheed Martin Corp.	7.650%	5/1/2016		15,000	18,177
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/2028		35,000	40,817
Tenneco Packaging	8.125%	6/15/2017		20,000	24,581
The Boeing Co.	6.625%	2/15/2038		13,000	15,482
The Boeing Co.	7.875%	4/15/2043		8,000	10,982
Tyco International Group SA	6.875%	1/15/2029		14,500	16,659
United Technologies Corp.	8.875%	11/15/2019		15,000	20,188
United Technologies Corp.	6.700%	8/1/2028		5,000	5,929
United Technologies Corp.	7.500%	9/15/2029		15,000	19,437
Communication (8.8%)
Bell Telephone Co. of Pennsylvania	8.350%	12/15/2030		6,260	8,153
BellSouth Corp.	6.875%	10/15/2031		40,000	45,963
BellSouth Corp.	6.000%	11/15/2034		49,000	50,454
Comcast Corp.	6.500%	1/15/2015		30,000	33,016
Cox Communications, Inc.	5.500%	10/1/2015		11,000	10,993
Deutsche Telekom International Finance	8.750%	6/15/2005	(3)	17,700	23,775
France Telecom	8.750%	9/1/2005	(3)	15,000	20,357
GTE Corp.	6.940%	4/15/2028		20,000	22,463
Indiana Bell Telephone Co., Inc.	7.300%	8/15/2026		35,000	41,371
Michigan Bell Telephone Co.	7.850%	1/15/2022		25,000	30,374
New Jersey Bell Telephone Co.	8.000%	6/1/2022		25,000	30,850
News America Inc.	6.200%	12/15/2034		11,750	11,976
Pacific Bell	7.125%	3/15/2026		15,000	17,348
Sprint Capital Corp.	8.750%	3/15/2032		18,100	24,429
Telecom Italia Capital	6.000%	9/30/2034	(2)	17,500	17,406
Verizon Global Funding Corp.	7.750%	12/1/2030		10,500	13,049
Verizon Maryland, Inc.	5.125%	6/15/2033		12,000	10,931
Verizon Virginia Inc.	4.625%	3/15/2013		8,800	8,516
Vodafone Group PLC	5.375%	1/30/2015		34,225	35,315
Consumer Cyclical (3.5%)
Dayton Hudson Corp.	6.650%	8/1/2028		15,000	17,644
Lowe's Cos., Inc.	6.500%	3/15/2029		26,010	30,056
McDonald's Corp.	6.375%	1/8/2028		12,500	14,499
Target Corp.	7.000%	7/15/2031		20,000	24,820
The Walt Disney Co.	7.000%	3/1/2032		12,000	14,131
Time Warner, Inc.	6.875%	6/15/2018		10,000	11,284
Time Warner, Inc.	6.625%	5/15/2029		10,775	11,773
Wal-Mart Stores, Inc.	7.550%	2/15/2030		45,000	59,487
Consumer Noncyclical (14.0%)
Anheuser-Busch Cos., Inc.	6.750%	12/15/2027		10,000	11,973
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032		31,900	39,032
Anheuser-Busch Cos., Inc.	6.000%	11/1/2041		21,000	23,184
Archer-Daniels-Midland Co.	8.375%	4/15/2017		20,000	25,937
Archer-Daniels-Midland Co.	7.500%	3/15/2027		4,015	5,084
Archer-Daniels-Midland Co.	6.750%	12/15/2027		11,000	12,879
Archer-Daniels-Midland Co.	6.625%	5/1/2029		4,000	4,643
Archer-Daniels-Midland Co.	5.935%	10/1/2032		5,000	5,388
Becton, Dickinson & Co.	4.900%	4/15/2018		13,200	13,004
Becton, Dickinson & Co.	7.000%	8/1/2027		8,300	10,032
Bestfoods	6.625%	4/15/2028		30,000	34,936
Bristol-Myers Squibb Co.	6.800%	11/15/2026		20,000	23,770
CPC International, Inc.	7.250%	12/15/2026		30,000	37,164
Clorox Co.	5.000%	1/15/2015	(2)	9,475	9,629
Coca-Cola Enterprises Inc.	8.500%	2/1/2022		5,000	6,714
Coca-Cola Enterprises Inc.	8.000%	9/15/2022		9,000	11,652
Coca-Cola Enterprises Inc.	6.950%	11/15/2026		10,000	11,932
Coca-Cola Enterprises Inc.	6.750%	1/15/2038		9,477	11,120
Diageo Capital PLC	4.850%	5/15/2018		10,000	9,850
Eli Lilly & Co.	4.500%	3/15/2018		8,800	8,364
Eli Lilly & Co.	7.125%	6/1/2025		12,125	15,083
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034		21,995	22,339
Grand Metropolitan Investment Corp.	7.450%	4/15/2035		7,000	9,158
Hershey Foods Corp.	7.200%	8/15/2027		21,461	27,287
Johnson & Johnson	6.730%	11/15/2023		10,000	12,021
Johnson & Johnson	6.950%	9/1/2029		22,457	28,102
Kellogg Co.	7.450%	4/1/2031		18,800	23,895
Kimberly-Clark Corp.	6.250%	7/15/2018		25,000	28,048
Kimberly-Clark Corp.	6.375%	1/1/2028		12,850	14,961
Kraft Foods, Inc.	6.500%	11/1/2031		20,100	22,798
Pepsi Bottling Group, Inc.	7.000%	3/1/2029		17,000	20,545
Pharmacia Corp.	6.750%	12/15/2027		28,000	33,399
Procter & Gamble Co.	6.450%	1/15/2026		27,000	30,728
Procter & Gamble Co.	8.000%	10/26/2029		5,000	6,721
Procter & Gamble Co.	5.500%	2/1/2034		25,000	25,661
Procter & Gamble Co. ESOP	9.360%	1/1/2021	(1)	35,000	46,525
Schering-Plough Corp.	6.750%	12/1/2005	(3)	17,920	20,786
Sysco Corp.	6.500%	8/1/2028		22,000	25,933
Energy (5.8%)
BP Capital Markets America	4.200%	6/15/2018		10,000	9,194
Baker Hughes, Inc.	6.875%	1/15/2029		7,914	9,561
Burlington Resources, Inc.	7.400%	12/1/2031		25,000	30,904
Conoco, Inc.	6.950%	4/15/2029		5,000	6,097
ConocoPhillips	5.900%	10/15/2032		20,300	22,054
Devon Financing Corp.	7.875%	9/30/2031		11,400	14,505
Encana Corp.	6.500%	8/15/2034		21,000	23,641
Halliburton Co.	8.750%	2/15/2021		10,000	13,236
Mobil Corp.	8.625%	8/15/2021		22,000	31,152
Phillips Petroleum Co.	7.000%	3/30/2029		10,000	12,259
Suncor Energy, Inc.	5.950%	12/1/2034		22,400	24,317
Texaco Capital, Inc.	9.750%	3/15/2020		17,000	25,636
Texaco Capital, Inc.	8.625%	11/15/2031		13,000	19,397
Tosco Corp.	7.800%	1/1/2027		15,000	19,473
Tosco Corp.	8.125%	2/15/2030		20,000	27,399
Valero Energy Corp.	7.500%	4/15/2032		12,000	14,121
Technology (1.8%)
International Business Machines Corp.	7.000%	10/30/2025		50,000	60,270
International Business Machines Corp.	6.500%	1/15/2028		20,000	22,917
Pitney Bowes, Inc.	4.750%	5/15/2018		11,100	10,767
Transportation (1.5%)
Burlington Northern Santa Fe Corp.	6.875%	12/1/2027		25,000	29,525
CSX Corp.	7.950%	5/1/2027		7,500	9,635
Federal Express Corp.	6.720%	1/15/2022	(1)	14,213	16,175
Norfolk Southern Corp.	7.800%	5/15/2027		18,500	23,701
Other (0.5%)
Dover Corp.	6.650%	6/1/2028		4,000	4,732
Eaton Corp.	7.625%	4/1/2024		15,000	19,197

					2,430,225

Utilities (7.9%)
Electric (7.1%)
Alabama Power Co.	5.500%	10/15/2017		15,800	16,815
Alabama Power Co.	5.875%	12/1/2022		8,500	9,035
Alabama Power Co.	5.700%	2/15/2033		12,800	13,503
Arizona Public Service Co.	4.650%	5/15/2015		11,000	10,735
Arizona Public Service Co.	5.625%	5/15/2033		9,000	9,135
Carolina Power & Light Co.	5.700%	4/1/2035		7,500	7,753
Consolidated Edison, Inc.	5.100%	6/15/2033		9,600	9,432
Consolidated Edison, Inc.	5.700%	2/1/2034		4,000	4,284
Duke Energy Corp.	6.000%	12/1/2028		25,000	26,068
Florida Power & Light Co.	5.850%	2/1/2033		6,770	7,413
Florida Power & Light Co.	5.625%	4/1/2034		16,275	17,305
Florida Power Corp.	6.750%	2/1/2028		22,375	26,077
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032		50,000	67,079
Northern States Power Co.	7.125%	7/1/2025		30,000	37,075
Oklahoma Gas & Electric Co.	6.500%	4/15/2028		12,770	14,389
Oncor Electric Delivery Co.	7.000%	5/1/2032		25,000	29,650
Progress Energy, Inc.	7.750%	3/1/2031		8,775	10,685
South Carolina Electric & Gas Co.	6.625%	2/1/2032		35,000	42,279
Southern California Edison Co.	6.000%	1/15/2034		8,800	9,539
Natural Gas (0.8%)
KeySpan Corp.	5.875%	4/1/2033		12,000	12,782
KeySpan Corp.	5.803%	4/1/2035		10,000	10,565
Texas Eastern Transmission	7.000%	7/15/2032		17,000	19,932

					411,530

TOTAL CORPORATE BONDS
(Cost $4,116,100)					4,604,835

TAXABLE MUNICIPAL BONDS (3.8%)

Southern California Public Power Auth.	6.930%	5/15/2017		37,000	44,333
Illinois (Taxable Pension) GO	5.100%	6/1/2033		129,625	128,572
Wisconsin Public Service Rev.	5.700%	5/1/2026		22,000	23,676

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $191,404)					196,581

SOVEREIGN BONDS (U.S. Dollar-Denominated) (4.9%)

International Bank for Reconstruction & Development	4.750%	2/15/2035		20,300	20,270
International Bank for Reconstruction & Development	7.625%	1/19/2023		43,320	58,313
Oesterreich Kontrollbank	4.500%	3/9/2015		13,000	13,095
Province of British Columbia	6.500%	1/15/2026		13,800	16,312
Province of Ontario	4.500%	2/3/2015		20,000	19,750
Province of Quebec	7.500%	9/15/2029		24,500	32,820
Province of Saskatchewan	8.500%	7/15/2022		10,000	14,122
Quebec Hydro Electric	9.400%	2/1/2021		40,000	58,910
Republic of Italy	6.875%	9/27/2023		17,700	21,615

TOTAL SOVEREIGN BONDS
(Cost $229,111)					255,207

TEMPORARY CASH INVESTMENT (0.5%)

Repurchase Agreement
Goldman Sachs & Co.
2.970%, 5/2/2005				27,500	27,500
(Dated 4/29/2005, Repurchase Value $27,507,000,
collateralized by Federal Home Loan Mortgage Corp.,
3.625%, 2/15/2008, Federal Home Loan Bank, 3.125%,
9/15/2006, Federal National Mortgage Assn. 5.500%, 2/15/2006)

TOTAL TEMPORARY CASH INVESTMENT
(Cost $27,500)					27,500

TOTAL INVESTMENTS (98.7%)
(Cost $4,613,979)					5,134,973

OTHER ASSETS AND LIABILITIES—NET (1.3%)					65,822

NET ASSETS (100.0%)					$5,200,795

*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line-of-credit) would require congressional action.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of these securities was $366,423,000, representing 7.0% of net assets.
(3) Adjustable-rate note.
GO-General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2005, the cost of investment securities for tax purposes was $4,613,979,000. Net unrealized appreciation of investment securities for tax purposes was $520,994,000, consisting of unrealized gains of $527,547,000 on securities that had risen in value since their purchase and $6,553,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	June 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.